Document and Entity Information	May 06, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	AMGEN INC
Amendment Flag	false
Entity Central Index Key	0000318154
Document Type	8-K
Document Period End Date	May 06, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-37702
Entity Tax Identification Number	95-3540776
Entity Address, Address Line One	One Amgen Center Drive
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320-1799
City Area Code	(805)
Local Phone Number	447-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	AMGN
Security Exchange Name	NASDAQ
A 1.250 Senior Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Senior Notes Due 2022
Trading Symbol	AMGN22
Security Exchange Name	NYSE
A 2.00 Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes Due 2026
Trading Symbol	AMGN26
Security Exchange Name	NYSE